Interim Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Summary of Operating Results
The following quarterly summary of operating results for the years ended December 31, 2017 and 2016 reflects variations due to the seasonal nature of the transmission and storage business.

	Three Months Ended
	March 31	June 30	September 30	December 31
	(Thousands, except per unit amounts)
2017
Operating revenues (a)	$200,072	$196,815	$206,293	$248,159
Operating income (a)	145,308	141,288	145,702	162,462
Net income (a)	143,196	139,139	142,938	159,953
Net income attributable to EQT Midstream Partners, LP	$143,196	$139,139	$142,938	$159,219
Net income per limited partner unit: (b)
Basic and diluted	$1.36	$1.27	$1.28	$1.28
2016
Operating revenues (a)	$184,961	$177,157	$176,276	$193,878
Operating income (a)	137,306	129,215	126,477	134,858
Net income	$136,735	$131,859	$133,660	$135,700
Net income per limited partner unit: (b)
Basic and diluted	$1.39	$1.27	$1.23	$1.31

(a)	EQM made certain reclassifications from previously reported amounts to conform to current period presentation.

(b)	Quarterly net income per limited partner unit amounts are stand-alone calculations and may not be additive to full-year amounts due to rounding and changes in outstanding units.